Vanguard New York Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.8%)
New York (99.2%)
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/20	325	329
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.125%	11/15/20	150	152
[1]	Albany Industrial Development Agency Miscellaneous Revenue (CHF Holland Suites Project) VRDO	0.100%	9/3/20	6,940	6,940
[2]	Amherst Development Corp. College & University Revenue, Prere.	5.000%	10/1/20	2,500	2,510
[2]	Amherst Development Corp. College & University Revenue, Prere.	5.000%	10/1/20	3,800	3,815
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	1,250	1,312
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	1,800	1,971
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,843
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,393
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	422
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,720
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	3,210	3,485
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	2,135	2,163
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	7,287
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,000	1,273
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	2,385	1,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,366
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	3,180	1,059
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	1,305	414
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,350	1,752
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,550
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,285
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	1,174
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	919
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,600	1,871
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	2,865	2,978
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	3,100
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,395	1,496
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,170	2,545
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,726
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,155	1,326
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	3,180	3,627
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	5,766
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	5,270	5,895
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/47	3,000	3,550
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/24	500	581
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	755
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/28	2,010	2,408
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/29	500	599
[2]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	400	423
[2]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/36	400	422
[2]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/37	465	486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/27	200	234
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/28	270	315
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/29	225	262
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/30	310	361
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/32	660	768
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/33	730	848
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/34	580	673
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/38	1,000	1,154
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/21	1,875	1,910
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,132
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,019
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,205
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	1,975	2,034
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,540	2,674
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	2,055	2,129
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project)	5.000%	7/1/23	1,400	1,556
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project)	5.000%	7/1/25	1,325	1,516
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project)	5.000%	7/1/27	1,000	1,136
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	846
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	120
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	104
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	94
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/35	130	164
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	151
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	191
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/38	150	173
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	573
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	1,103
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,568

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project)	5.000%	8/1/29	1,000	1,142
Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project)	4.000%	8/1/36	1,130	1,192
Copiague Union Free School District GO	3.000%	2/15/33	1,005	1,069
Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/39	3,120	3,416
Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/44	2,635	2,868
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	288
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	252
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,332
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	509
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	281
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,560
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	562
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	342
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	700	796
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	1,074
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	561
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	422
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	636
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	264
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	219
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	158
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/41	815	879
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/46	300	321
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/40	1,470	1,662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,392
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	693
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	337
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,464
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,213
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	8,666
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/45	9,150	11,573
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	5,600	6,219
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,375
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,505	1,787
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,595	1,886
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,135	2,427
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,128
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,100	1,226
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,111
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,810	4,167
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	6,600	7,174
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	771
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,354
	Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	708
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/39	1,010	1,257
	Erie County NY GO	5.000%	4/1/25	560	600
[3]	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project) TOB VRDO	0.140%	9/3/20	4,135	4,135
[2]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/31	1,100	1,254
[2]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/33	300	342
[2]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/36	1,000	1,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Hempstead NY GO	4.000%	4/1/29	4,500	5,137
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/43	5,000	5,335
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/22	2,130	2,205
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/41	2,815	2,882
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	813
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	2,053
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,392
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	777
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	424
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	1,800	1,956
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	480	541
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	995
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,645	1,771
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/43	1,025	1,157
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/44	1,670	1,786
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,100	1,235
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	2,500	3,059
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	2,125	2,585
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	16,975
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	5,270	6,349
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	4,322
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/38	3,000	3,593
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	4,500	5,378
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	12,750	15,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	11,000	12,085
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	9,500	11,218
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue, Prere.	5.250%	2/15/21	350	358
	Johnstown City School District GO	3.000%	6/15/33	1,935	2,039
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,226
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	3,400	3,682
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,206
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	520	656
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	14,594
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	865	1,118
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,550	1,675
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,273
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	933
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/34	12,550	14,856
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	4,500	5,193
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,302
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	6,000	6,911
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,853
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,407
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,873
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,697
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	5,090	5,466
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,690
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	1,800	2,147
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	5,500	6,317
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	2,500	2,987
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	9,094
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	4,130	4,396
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,550	20,120
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	4,015	4,839
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,250	5,413

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,000	4,017
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,050	2,246
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,535	2,778
Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/40	1,495	1,735
Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/43	6,000	6,931
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	472
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	1,056
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	30
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	49
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	3,025	3,629
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	3,277
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	90
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,500	3,001
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	940	980
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	11,381
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	1,058
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	561
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	2,073
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	160	189
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	850	1,004
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	12,020	14,035
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	320	377
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	8,875	10,329
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	710
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	675	802
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	40	46
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	5,000	5,723
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	8,000	9,236
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,075	5,913
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	1,900	2,059
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	6,975	7,481
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	490	355
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	11,090	11,857
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	700	465
[2,3]	Metropolitan Transportation Authority NY Revenue PUT TOB	0.190%	9/8/20	5,335	5,335
[2,3]	Metropolitan Transportation Authority NY Revenue TOB VRDO	0.190%	9/3/20	2,975	2,975
[4]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/24	10,000	10,967
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	1,797
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	6,890	7,474
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,590	4,979
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	640	694
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,510	4,806
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,890	3,122
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	5,545	5,990
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,094
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,000	3,279
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,015	1,109
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	322
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	7,500	7,763
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	4,950	5,274
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	308
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/33	400	411
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	200	215
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,505	3,739
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,060	3,296
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,250	3,501
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	2,670	2,724
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	5,000	5,334
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	6,020	6,263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/39	3,655	3,866
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	5,000	5,100
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	4,945	5,929
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	3,000	3,263
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	1,500	1,511
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,000	5,032
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	5,000	5,515
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,000	4,012
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,925	5,910
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/54	13,980	15,598
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,095	2,234
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	5,000	5,620
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	2,000	2,137
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,000	4,366
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,500	18,872
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	5,000	5,788
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.100%	9/3/20	6,000	6,000
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,160	1,281
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,325	3,672
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,070	3,390
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,925	2,126
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,050	2,315
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/33	1,330	1,725
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/34	1,750	2,265
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/35	1,250	1,616
[3]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/50	1,260	1,452
[3]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/59	1,080	1,236
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/22	340	361
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/23	470	512
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/29	1,250	1,481

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/31	1,000	1,173
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	2,060
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,498
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/32	1,640	1,915
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	675
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/33	1,650	1,901
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,628
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	1,000	1,141
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	900	1,027
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,153
Monroe County NY Industrial Development Corp. College & University Revenue	5.500%	6/1/39	1,500	1,646
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/39	1,500	1,647
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	6/1/44	2,500	2,688
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/45	4,030	4,591
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,300	1,305
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/30	440	597
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/31	2,000	2,482
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/31	500	684
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/32	600	827
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/33	450	626
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,216
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	15,000	17,334
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,550	1,869
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,193
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,100	1,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,055	1,231
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,100	1,280
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,600	2,769
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	100	109
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	5,635	5,970
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,000	5,746
[6]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Unity Hospital Rochester Project)	5.750%	8/15/30	3,500	3,575
[6]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Unity Hospital Rochester Project)	5.750%	8/15/35	3,000	3,058
[6]	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Unity Hospital Rochester Project)	5.500%	8/15/40	3,700	3,763
	Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,892
	Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,753
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	11,375	11,947
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	22,000	24,442
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	715	741
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,620	2,829
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,235	1,379
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	770
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	1,068
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	144
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,192
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	8,245	8,808
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,702

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,918
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,770
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,971
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,121
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,123
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,220	2,475
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,053
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	4,000	4,352
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,535	1,670
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,025	3,291
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,245	8,971
Nassau County NY GO	5.000%	4/1/34	1,740	1,949
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/22	270	287
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	370
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	378
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	477
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	419
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,237
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,086
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/45	2,030	2,167
New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,891
New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,564
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,000	1,126
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	2,025	2,218
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	3,195	3,499
New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,480	3,813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,670	1,830
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,300	1,425
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	2,605	2,926
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	15,000	16,847
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	2,000	2,189
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,227
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,325	1,449
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	250	269
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	4,000	4,346
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/15/34	5,000	5,270
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	8,800	9,429
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/39	3,000	3,211
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/39	2,355	2,552
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	16,000	17,734
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	15,000	15,501
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/47	1,000	1,065
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	2/15/48	5,030	5,214
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	4,000	4,280
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	8,000	8,581
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,372
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,550	3,730
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,500	3,760
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	9,135	9,323
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	15,000	16,040
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	3,225	3,429
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	4,000	4,053
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	5,505
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,000	7,631
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.080%	9/2/20	1,905	1,905
[3]	New York City Housing Development Corp. Revenue TOB VRDO	0.120%	9/3/20	5,000	5,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	7/1/34	4,865	5,165
[7]	New York City Industrial Development Agency Miscellaneous Revenue PILOT	6.125%	1/1/29	1,620	1,628
[7]	New York City Industrial Development Agency Miscellaneous Revenue PILOT	6.375%	1/1/39	4,000	4,019
[7]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	1,425	1,464
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,704
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,305	2,902
[7]	New York City Industrial Development Agency Recreational Revenue PILOT	7.000%	3/1/49	14,550	14,630
[1]	New York City NY GO VRDO	0.080%	9/2/20	11,930	11,930
[3]	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.120%	9/3/20	3,610	3,610
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,582
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,215	6,468
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	2,500	2,966
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	4,745	5,815
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,100	3,542
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	6,199
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	3,620	4,278
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	5,000	5,770
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	7,315	8,594
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	2,000	2,346
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/45	5,000	5,684
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,198
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/26	1,970	2,356
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,750	4,730
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,409
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	6,268
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,843
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,750
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	3,520	4,090
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,817
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,050	5,845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	9,882
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	14,190	16,377
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,696
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/39	3,000	3,448
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	5,000	5,499
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	11,510	13,322
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	10,500	12,778
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,500	3,042
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,410	1,625
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	3,387
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	8,510	9,160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,530	3,034
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	5,050	6,134
[8]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	4,036
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	7,300	8,043
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	12,000	14,796
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	5,370	6,453
[8]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	4,005
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	12,232
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,500	11,389
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	2,195	2,414
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	5,035	5,587
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,465
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	11,568
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,880	4,438
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	6,676
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	3,600	4,059
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	3,440
[8]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,500	2,997
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	4,000	4,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,990
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,414
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	5,000	5,698
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	11,600	13,390
[8]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	2,500	3,256
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,250	1,489
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	5,020	5,698
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,908
[8]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	2,500	2,694
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	2,235	2,652
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,097
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,000	2,351
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,985
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,796
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	2,305	2,666
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	7,000	8,066
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	1,960	2,036
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,500	2,870
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	1,000	1,129
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	4,000	4,508
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	6,360	6,650
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	1,675	1,921
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	4,900	5,149
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	7,720	8,066
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	9/1/20	1,610	1,610
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	9/1/20	535	535
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	9/1/20	2,200	2,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.080%	9/2/20	2,500	2,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.080%	9/2/20	300	300
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.090%	9/2/20	8,245	8,245
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.080%	9/3/20	1,165	1,165
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.080%	9/3/20	6,125	6,125
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, Prere.	5.500%	11/1/20	1,305	1,316
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, Prere.	5.250%	2/1/21	185	189
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, Prere.	5.250%	2/1/21	1,225	1,251
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	2,500	2,950
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	719
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	330
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	275	336
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	478
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	440
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/30	400	503
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	795	992
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	2,000	2,607
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	434
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	2,250	2,911
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,721
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/33	450	555
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	2,000	2,352
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/34	400	492
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,850	2,165
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	612
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	750	915
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	1,775	2,158
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	731
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	4,000	4,550
	New York City Water & Sewer System Sewer Revenue VRDO	0.030%	9/1/20	1,520	1,520
	New York City Water & Sewer System Sewer Revenue VRDO	0.030%	9/1/20	8,870	8,870
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	2,545	3,076
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	3,000	3,651
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,000	3,635
	New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,000	3,630
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	10,035	11,576
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	7,500	9,373
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,000	3,626
	New York City Water & Sewer System Water Revenue	4.000%	6/15/37	11,150	12,796
	New York City Water & Sewer System Water Revenue	4.000%	6/15/37	3,005	3,585
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,965	5,894
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,500	2,968
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	10,000	12,448
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	10,000	12,260
	New York City Water & Sewer System Water Revenue	4.000%	6/15/39	5,025	5,777
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	10,040	11,867
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,915	6,992
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	7,500	8,865
	New York City Water & Sewer System Water Revenue	4.000%	6/15/40	4,000	4,721
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	7,500	8,757
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	5,000	5,882
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	4,740	5,617
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	10,000	11,850
	New York City Water & Sewer System Water Revenue	4.000%	6/15/42	5,000	5,908
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	8,545	9,781
[9]	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	24,465	27,292
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	14,455	16,961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	15,000	18,326
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	7,455	8,528
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	10,500	12,781
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	7,000	7,958
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	11,735	14,493
	New York City Water & Sewer System Water Revenue VRDO	0.020%	9/1/20	500	500
	New York City Water & Sewer System Water Revenue VRDO	0.020%	9/1/20	800	800
	New York City Water & Sewer System Water Revenue VRDO	0.030%	9/1/20	3,200	3,200
	New York City Water & Sewer System Water Revenue VRDO	0.030%	9/1/20	25,800	25,800
	New York City Water & Sewer System Water Revenue VRDO	0.030%	9/1/20	14,655	14,655
	New York City Water & Sewer System Water Revenue VRDO	0.080%	9/3/20	9,955	9,955
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	2,000	1,395
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/33	2,000	1,339
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,345	4,834
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	3,000	1,935
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	12,915	14,188
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	8,320	4,250
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	5,034
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	4,035	4,416
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/46	13,640	15,148
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	9,885	10,614
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/32	1,650	1,753
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	10,291	14,900
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/40	4,680	4,937
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/43	14,360	15,185
	New York Liberty Development Corp. Industrial Revenue	5.000%	3/15/44	5,965	6,242
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	21,825	21,649
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	8,000	8,093
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	9,500	9,124
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	2,845	2,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	5,000	5,238
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.125%	11/15/44	4,200	4,406
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	20,000	21,095
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	59,090	82,281
	New York Liberty Development Corp. Port, Airport & Marina Revenue	5.000%	12/15/41	11,750	12,283
	New York Liberty Development Corp. Port, Airport & Marina Revenue	5.250%	12/15/43	6,750	7,073
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.100%	10/1/38	4,300	4,820
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,400	3,673
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.800%	10/1/48	10,170	10,928
	New York NY GO	5.000%	8/1/22	2,535	2,764
	New York NY GO	5.000%	8/1/24	2,965	3,470
	New York NY GO	5.000%	8/1/25	2,360	2,624
	New York NY GO	5.000%	8/1/26	3,140	3,832
	New York NY GO	5.000%	8/1/26	3,875	4,790
	New York NY GO	5.000%	1/1/27	3,500	4,358
	New York NY GO	5.000%	8/1/27	4,560	5,331
	New York NY GO	5.000%	9/1/27	3,805	4,816
	New York NY GO	5.000%	8/1/28	3,000	3,598
	New York NY GO	5.000%	8/1/28	2,320	2,942
	New York NY GO	5.000%	8/1/29	5,010	5,914
	New York NY GO	5.000%	8/1/29	5,070	6,198
	New York NY GO	5.000%	8/1/29	3,515	4,234
	New York NY GO	5.000%	8/1/29	5,195	6,553
[8]	New York NY GO	5.000%	8/1/29	3,000	3,923
	New York NY GO	5.000%	8/1/30	5,050	6,157
	New York NY GO	5.000%	8/1/30	4,720	5,755
	New York NY GO	5.000%	8/1/30	4,000	5,021
	New York NY GO	5.000%	8/1/30	6,220	7,013
	New York NY GO	5.000%	8/1/30	2,335	2,667
	New York NY GO	5.000%	8/1/30	3,000	3,586
[8]	New York NY GO	5.000%	8/1/30	3,000	3,976
	New York NY GO	5.000%	3/1/31	6,000	6,652
	New York NY GO	4.000%	8/1/31	2,775	3,226
	New York NY GO	5.000%	8/1/31	8,550	10,244
	New York NY GO	5.000%	8/1/31	2,000	2,320
	New York NY GO	5.000%	8/1/31	7,810	9,669
	New York NY GO	5.000%	8/1/31	1,440	1,801
[8]	New York NY GO	5.000%	8/1/31	3,000	3,940
	New York NY GO	5.000%	12/1/31	1,770	2,167
	New York NY GO	5.000%	3/1/32	5,000	5,533
	New York NY GO	4.000%	8/1/32	1,935	2,226
	New York NY GO	5.000%	8/1/32	8,770	10,220
	New York NY GO	5.000%	8/1/32	1,250	1,580
	New York NY GO	5.000%	8/1/32	3,735	4,642
[8]	New York NY GO	5.000%	8/1/32	1,000	1,306
	New York NY GO	5.000%	10/1/32	2,485	3,187
	New York NY GO	5.000%	12/1/32	1,240	1,559
	New York NY GO	3.250%	3/1/33	3,000	3,269
	New York NY GO	5.000%	3/1/33	4,500	4,974
	New York NY GO	5.000%	8/1/33	1,010	1,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/33	2,875	3,420
	New York NY GO	5.000%	8/1/33	1,145	1,381
	New York NY GO	5.000%	8/1/33	1,000	1,256
[8]	New York NY GO	5.000%	8/1/33	1,645	2,135
[1]	New York NY GO	0.070%	8/1/34	14,630	14,630
	New York NY GO	4.000%	8/1/34	4,535	5,209
[8]	New York NY GO	4.000%	8/1/34	2,000	2,388
	New York NY GO	5.000%	8/1/34	2,000	2,509
	New York NY GO	5.000%	8/1/34	2,260	2,835
	New York NY GO	5.000%	12/1/34	5,000	6,281
	New York NY GO	4.000%	10/1/35	1,000	1,176
	New York NY GO	5.000%	10/1/35	1,945	2,380
	New York NY GO	5.000%	12/1/35	2,500	3,024
	New York NY GO	4.000%	3/1/36	1,500	1,772
	New York NY GO	5.000%	6/1/36	910	1,060
	New York NY GO	4.000%	8/1/36	2,500	2,840
	New York NY GO	5.000%	10/1/36	5,000	6,105
	New York NY GO	5.000%	10/1/36	2,590	3,267
	New York NY GO	5.000%	10/1/36	15	16
	New York NY GO	5.000%	3/1/37	3,500	4,447
	New York NY GO	5.000%	3/1/37	6,790	7,489
	New York NY GO	5.000%	3/1/37	7,500	9,173
	New York NY GO	5.000%	8/1/37	4,000	4,779
	New York NY GO	4.000%	10/1/37	1,500	1,751
	New York NY GO	5.000%	3/1/38	7,500	9,148
	New York NY GO	5.000%	3/1/38	2,000	2,535
	New York NY GO	5.000%	4/1/38	1,000	1,222
	New York NY GO	4.000%	8/1/38	5,000	5,806
	New York NY GO	5.000%	8/1/38	10,000	11,921
	New York NY GO	5.000%	10/1/38	6,500	7,890
	New York NY GO	5.000%	10/1/38	2,910	3,650
	New York NY GO	4.000%	3/1/39	300	323
	New York NY GO	5.000%	3/1/39	5,315	6,466
	New York NY GO	5.000%	3/1/39	2,000	2,527
	New York NY GO	4.000%	10/1/39	4,000	4,640
	New York NY GO	5.000%	10/1/39	2,220	2,777
	New York NY GO	5.000%	10/1/39	8,910	10,791
	New York NY GO	4.000%	10/1/40	3,000	3,470
	New York NY GO	3.000%	10/1/41	2,250	2,360
	New York NY GO	4.000%	10/1/41	6,000	6,801
	New York NY GO	4.000%	12/1/41	1,215	1,386
	New York NY GO	5.000%	12/1/41	8,000	9,560
	New York NY GO	4.000%	3/1/42	1,500	1,738
	New York NY GO	4.000%	8/1/42	7,000	8,041
	New York NY GO	5.000%	10/1/42	3,000	3,724
	New York NY GO	4.000%	12/1/42	3,835	4,363
	New York NY GO	5.000%	3/1/43	5,500	6,875
	New York NY GO	5.000%	4/1/43	5,000	6,032
	New York NY GO	5.000%	10/1/43	3,000	3,715
	New York NY GO	4.000%	12/1/43	1,835	2,052
	New York NY GO	4.000%	12/1/43	2,415	2,744
	New York NY GO	4.000%	3/1/44	2,000	2,308
	New York NY GO	4.000%	8/1/44	9,205	10,533
	New York NY GO	3.000%	10/1/44	3,000	3,123
	New York NY GO	3.000%	3/1/45	2,000	2,084
	New York NY GO	5.000%	4/1/45	5,000	6,010
	New York NY GO	3.500%	4/1/46	3,000	3,212
	New York NY GO	4.000%	3/1/50	525	601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York NY GO VRDO	0.040%	9/1/20	1,900	1,900
[1]	New York NY GO VRDO	0.070%	9/2/20	1,800	1,800
	New York NY GO VRDO	0.080%	9/3/20	2,080	2,080
[1]	New York NY GO VRDO	0.080%	9/3/20	4,120	4,120
[1]	New York NY GO VRDO	0.100%	9/3/20	4,040	4,040
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	7,000	8,328
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	8,500	10,031
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	13,000	15,157
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	8,359
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	5,500	6,407
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	440	450
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	510	567
[10]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	2,000	2,245
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,374
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	500	573
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	740	857
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	750	886
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,500	2,966
	New York State Dormitory Authority College & University Revenue	5.000%	9/1/26	2,355	2,488
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	650	750
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	420	507
	New York State Dormitory Authority College & University Revenue	5.000%	9/1/27	1,520	1,603
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	1,470	1,574
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,000	1,134
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	540	566
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	489
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	140	165
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	4,510	5,609
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,772
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	565
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,300	1,581
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,206

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	1,064
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,000	2,407
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	594
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	641
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,065	6,261
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	629
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,200	1,335
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,181
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,750	1,880
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,490
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	650	770
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,235
New York State Dormitory Authority College & University Revenue	4.000%	7/1/32	1,340	1,485
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,530	1,775
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,164
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	540	685
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	575	707
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	2,239
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,325	4,317
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	577
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,382
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,670	2,905
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	7,335	8,471
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,365	2,742
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	1,210	1,525
New York State Dormitory Authority College & University Revenue	5.500%	7/1/33	1,130	1,218
New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,660	1,911
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	2,720	2,959
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	2,110	2,345
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	755	896
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	30	35
	New York State Dormitory Authority College & University Revenue	3.500%	7/1/35	40	43
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	6,210	7,146
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,650	1,893
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,585
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	668
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	500	592
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,424
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	6,025	6,901
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,329
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	612
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,811
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,182
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	581
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	40	46
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	1,550	1,969
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,290	8,046
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	463
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	1,905	2,413
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	6,335
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	9,500	10,623
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	1,010	1,151
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,989
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,805	1,990
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,355	1,561
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	3,000	3,319
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	7,575	8,602
[4]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	500	727
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	2,500	2,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	2,000	2,129
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	9,320	10,344
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,410	1,605
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	1,185	1,338
	New York State Dormitory Authority College & University Revenue	5.750%	7/1/43	7,105	7,650
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	9,585	11,025
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/44	2,500	2,652
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	5,000	5,759
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	1,500	1,679
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	3,000	3,297
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	3,194
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	4,830
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,509
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	975	1,584
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	8,000	9,394
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	15,255	24,998
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,500	2,903
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	4,000	4,514
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	7,500	9,267
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,000	6,196
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	7,465	8,778
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,630	1,770
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,210	1,314
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,086
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,086
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/41	7,185	8,132
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	395	418
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/46	5,110	5,740
[3]	New York State Dormitory Authority College & University Revenue TOB VRDO	0.090%	9/1/20	600	600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue VRDO	0.030%	9/1/20	6,700	6,700
[1]	New York State Dormitory Authority College & University Revenue VRDO	0.080%	9/3/20	7,240	7,240
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	11/1/21	285	301
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,625	3,941
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	10,000	10,871
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	4,200	4,566
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,250	3,533
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,290	2,489
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,000	3,261
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,250	2,448
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	13,500	14,689
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	34
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	34
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	20	22
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,476
	New York State Dormitory Authority College & University Revenue, Prere.	5.250%	7/1/23	2,500	2,855
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	910	984
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	570
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	670	771
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,645	1,922
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	946
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,400	1,690
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,000	2,327
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	844
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,555	1,918
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,300	1,554
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	8,135	9,429
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,500	1,802
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,010	1,282
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,215	3,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	591
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,165	2,500
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	636
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,656
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	529
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	2,519
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	528
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	780	940
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,200	1,412
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	645	755
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,550	2,923
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	710	752
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	881
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,346
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	397
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	816
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,500	3,999
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,595	2,689
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	400	471
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,250	2,737
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,166
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	958
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,495
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	1,100
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,420	1,646
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	450	520
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	2,200	2,606
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,158
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	500	578
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	425	490
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	451
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	640	737
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,350	1,555
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,705	1,901
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/37	565	610
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,420	3,749
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	333
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,000	1,150
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	680	782
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,200	2,445
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/38	650	700
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,475	4,875
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	663
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	600	689
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/39	4,000	4,202
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,305	1,446
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/39	805	865
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	606
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	250	286
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	718
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	1,000	1,072
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,870	2,056
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,300	1,439
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	6,048
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	2,050	2,292
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	2,000	2,270
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,500	3,807
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	3,900	4,234
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	11,500	12,908

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	5,218
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	10,000	11,283
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	6,800	7,341
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	14,150	15,886
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	2,000	2,269
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	2,000	2,371
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	1,695	2,021
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	3,290	3,786
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	4,985	5,719
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,100	6,371
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	6,000	7,077
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	9,130	11,296
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,000	1,198
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,240	3,798
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	1,000	1,169
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	6,101
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	1,750	2,109
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	5,000	5,733
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,000	6,170
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	3,500	4,253
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5,000	5,711
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	9,641
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	4,256
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	5,109
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	6,111
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	3,000	3,573
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,628
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,185
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	3,000	3,556
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	7,860	9,592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	5,400	6,509
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	5,000	5,693
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	4,670	5,512
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	7,720	9,283
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,430	1,659
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,705	4,212
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	6,315
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	3,000	3,530
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5,030	5,828
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	3,000	3,519
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,667
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	603
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,796
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	4,230	4,883
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	10,890	12,331
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	3,144
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	5,000	5,760
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	17
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	14
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,911
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	6,183
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,700	3,319
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,860	2,280
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/29	2,250	2,741
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	10,000	10,771
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	750	879
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	10,300	11,014
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,172
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	1,000	1,170
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	1,000	1,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,000	1,100
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,746
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,000	1,186
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/28	1,000	1,177
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,500	1,764
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	7,000	8,767
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	716
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	637
	New York State Dormitory Authority Lease Revenue	5.000%	4/1/34	1,290	1,597
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/34	1,175	1,452
	New York State Dormitory Authority Lease Revenue	4.000%	4/1/35	1,055	1,223
	New York State Dormitory Authority Lease Revenue	4.000%	10/1/35	645	738
	New York State Dormitory Authority Lease Revenue	3.000%	4/1/42	2,000	2,032
	New York State Dormitory Authority Lease Revenue	3.000%	4/1/48	1,350	1,359
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	3,000	3,633
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	2,000	2,409
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,418
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	1,000	1,265
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/33	1,290	1,623
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/34	2,500	3,132
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/35	1,110	1,384
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	10,334
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,650	3,046

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	8,225	9,838
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	5,000	5,738
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,840	5,771
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	5,000	5,729
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,500	2,971
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,101
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,113
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,238
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,240	5,994
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	5,000	6,084
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,219
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	8,329
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	10,020	12,455
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	7,995	9,133
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	4,372
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	5,000	5,704
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,178
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	6,163
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,559
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	10,000	12,035
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,881
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	14,350	17,234
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,897
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	7,570	8,349
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	5,000	5,587
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	5,000	5,583
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	1,000	1,133
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	870	1,026
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	1,610	1,969
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	2,515	3,196

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,000	5,967
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,000	5,057
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	4,145	4,783
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,267
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	2,500	3,142
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	3,000	3,674
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/36	2,500	2,858
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,258
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	6,508
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/40	2,370	2,766
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,628
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/41	1,000	1,242
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	13,960
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/42	1,000	1,239
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/44	2,220	2,852
New York State Environmental Facilities Corp. Water Revenue	5.000%	3/15/45	5,000	5,808
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/49	6,500	7,613
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	5,700	5,774
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,227
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,094
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	1,340	1,489
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,080
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,081
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/41	3,145	3,288
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/43	2,325	2,506
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,239
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,380	2,572
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,500	1,557
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,635	2,834
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,830	1,968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,665	1,793
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,500	1,620
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	8,000	8,258
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,440	3,532
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	4,115
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.080%	9/2/20	1,200	1,200
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.100%	9/2/20	4,730	4,730
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	5,265	6,187
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	4,085	4,787
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,454
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,665	3,117
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	2,018
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	5,500	6,420
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	3,432
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	6,005
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,970	3,504
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	2,228
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,340	2,749
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,693
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,807
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,458
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	2,500	2,933
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	2,500	2,923
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,500	2,914
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	2,500	2,928
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,500	2,896
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	2,500	2,886
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,425	11,955
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,000	3,468
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	5,000	5,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	5,218
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	10,000	11,398
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	2,298
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	5,700	6,510
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,632
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,556
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,000	5,686
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	2,292
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	7,400	8,505
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	1,500	1,659
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,525
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	7,340	8,160
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	4,156
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,000	5,742
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,318
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,978
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,640
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	2,000	2,395
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,000	3,932
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,226
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,505	4,147
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,500	2,699
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	3,280	3,868
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	6,000	7,669
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,207
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,500	3,178
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	10,000	10,957
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	3,000	3,793
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	9,500	11,059
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/47	5,000	6,319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	5,000	5,654
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	5,000	5,791
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	5,000	5,286
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.090%	9/3/20	12,450	12,450
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.090%	9/3/20	12,700	12,700
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	175	222
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	1,168
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	6,000	6,255
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	320	342
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	2,750	2,941
[5]	Niagara Falls Public Water Authority Water Revenue	4.250%	7/15/34	3,000	3,219
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	500	503
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,189
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,184
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	1,179
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,785	4,290
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/32	1,000	1,046
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/42	1,780	1,845
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	592
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	623
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	357
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	650
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	355
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	682
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	484

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	712
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	464
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	403
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	319
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	323
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	291
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	369
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	316
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,120
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/28	450	507
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/29	475	533
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/30	450	503
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/33	575	634
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/35	635	698
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/40	1,940	2,109
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/45	3,950	4,259
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/30	1,095	1,488
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/31	1,000	1,350
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/33	1,500	2,000
Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/34	1,000	1,329
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	2,465	2,437
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	2,000	1,849
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	11,665	14,792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/47	7,750	8,952
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,155
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,263
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,629
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,408
	Otsego County Capital Resource Corp. College & University Revenue	5.000%	10/1/20	655	655
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,545	4,239
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	315	399
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	1,750	2,068
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	1,290	1,472
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,265	5,235
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,552
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	3,380	3,950
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,750	2,016
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,565	4,110
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	13,000	15,158
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	3,000	3,613
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	5,000	5,688
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	8,765	10,058
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	2,785	3,202
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	3,000	3,566
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,000	9,583
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	5,000	6,046
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	9,000	10,312
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	7,750	9,048
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	2,000	2,351
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	2,000	2,380
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	11,450	13,815
[2]	Rockland County NY GO	3.000%	6/15/31	2,955	3,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Rockland County NY GO	3.000%	6/15/32	2,815	3,011
[2]	Rockland County NY GO	3.000%	6/15/33	2,970	3,183
[2]	Rockland County NY GO	3.000%	6/15/35	3,105	3,306
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/29	10,000	11,808
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/30	2,800	3,301
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	278
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	220
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	282
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	281
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/36	500	623
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/38	300	371
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/43	3,550	4,343
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/48	4,520	5,495
[2]	Schenectady NY GO	3.000%	5/1/31	635	681
[2]	Schenectady NY GO	3.000%	5/1/32	1,205	1,294
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	372
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	789
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	533
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	968
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,756
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	632
	St. Lawrence County Industrial Development Agency College & University Revenue (St. Lawrence University Project)	5.000%	7/1/43	8,870	9,397
[8]	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	310	313
[8]	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	236
[8]	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	258
[8]	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	259
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,702
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	14,180	14,622
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	799
[8]	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,090
[8]	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,000	2,147
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	1,570	1,631
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	8,000	8,401
[5]	Suffolk County NY GO	5.000%	4/1/23	3,160	3,511
[2]	Suffolk County NY GO	5.000%	10/15/26	1,150	1,427
[5]	Suffolk County NY GO	4.000%	10/15/27	4,900	5,880
[2]	Suffolk County NY GO	4.000%	10/15/27	2,410	2,827
[5]	Suffolk County NY GO	4.000%	10/15/28	3,850	4,570
[5]	Suffolk County NY GO	4.000%	4/1/30	4,420	5,137
[5]	Suffolk County NY GO	4.000%	4/1/31	4,590	5,297
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	580	625
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,675	2,769
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/37	3,300	3,425
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/34	725	854
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	586
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/36	1,000	1,167
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/33	1,025	1,191
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/34	1,200	1,387
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/35	1,000	1,150
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/32	1,555	1,781
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	7,770	8,607
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,247
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	725	864
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	500	595
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,307
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,626
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	6,990	7,751
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	5,000	6,826
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,673
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,540	1,889
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	2,000	2,361
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,210	3,928
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	6,307
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	5,010	5,948
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,010	6,068
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,500	2,974
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	3,000	3,623
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,525	2,946
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	7,510	8,831
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	5,504
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,675	9,289
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,000	12,182
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	6,325	7,691
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,691
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	5,835	6,943
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	2,000	2,091
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/48	10,000	11,288
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,240	2,752
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	9,000	11,373
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	13,735	15,858
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	5,659
[3]	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.130%	9/3/20	14,000	14,000
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,000	1,104
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/24	1,110	1,263
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,168
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,530
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	3,033
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	3,441
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,060	2,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,712
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	7,184
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	6,097
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,225	6,305
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,725	2,058
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,934
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	7,097
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	1,057
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	5,500	6,199
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	9,650	11,015
[9]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	3,343
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	3,150	3,590
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	5,185	5,900
[9]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	23,700	28,608
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	3,010	3,782
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	3,015	3,779
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	22,400	25,318
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	15,150	16,343
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	7,640	8,282
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	425	436
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	400	423
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	425	461
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	389
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	295
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	290	331
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	270	308
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,035	1,163
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	280	318
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,118
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	567

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,114
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	224
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,500	2,741
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	1,145	1,173
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	550	608
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	21,775	22,977
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/28	1,350	1,408
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/34	1,555	1,603
Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,275	1,363
Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/47	1,045	1,101
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	2,500	2,601
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,810	1,880
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	4.500%	11/1/26	75	77
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	11,715	12,181
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.125%	11/1/37	235	237
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/1/20	85	86
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.125%	11/1/20	1,865	1,882
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,990
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	200	205
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	420	445
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	666
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	465	482
				5,080,568
Guam (0.2%)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,123
Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	475	533

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam Miscellaneous Taxes Revenue	5.125%	1/1/42	1,000	1,026
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	7,071
				9,753
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	1,082	998
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,511	2,130
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,678	2,123
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	275	203
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	12,266	12,849
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,077	1,128
				19,431
Total Tax-Exempt Municipal Bonds (Cost $4,815,160)				5,109,752
Total Investments (99.8%) (Cost $4,815,160)				5,109,752
Other Assets and Liabilities—Net (0.2%)				12,104
Net Assets (100%)				5,121,856
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate value was $52,715,000, representing 1.0% of net assets.
4	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2020.
9	Securities with a value of $1,162,000 have been segregated as initial margin for open futures contracts.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2020	460	57,974	37

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	December 2020	(41)	(5,709)	3
Long U.S. Treasury Bond	December 2020	(53)	(9,313)	46
Ultra Long U.S. Treasury Bond	December 2020	(76)	(16,789)	232
				281
				318
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,109,752	—	5,109,752
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	235	—	—	235
1	Represents variation margin on the last day of the reporting period.